Debt - Additional Information (Detail) $ in Millions, € in Billions				12 Months Ended
	Oct. 31, 2025 USD ($)	May 30, 2025 USD ($)	Mar. 21, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 12, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Jul. 08, 2025 USD ($)
Debt Instrument [Line Items]
Short term debt outstanding				$ 0	$ 271
Interest paid in cash				270	309
Debt instrument outstanding balance				$ 0
3-year tranche [Member]
Debt Instrument [Line Items]
Debt instrument face amount					100
Debt instrument repayment amount		$ 100
5-year tranche [Member]
Debt Instrument [Line Items]
Debt instrument face amount					300
Debt instrument repayment amount	$ 300
3-year delayed draw tranche [Member]
Debt Instrument [Line Items]
Debt instrument face amount			$ 650
Debt instrument commitment reduction amount								$ 350
3-year delayed draw tranche [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument expired undrawn amount						$ 0
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity			$ 2,700
Revolving Credit Facility [Member] | Old Expiry Date [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date				Jun. 25, 2029
Revolving Credit Facility [Member] | New Expiry Date [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date				Jun. 25, 2030
Amended Syndicated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period			364 days
Current borrowing capacity			$ 800
U.S. Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity				$ 2,000
Euro-Commercial Paper Notes [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity | €							€ 1
Short term debt outstanding					$ 271
Short term debt weighted average interest rate					4.74%